Mortgage Servicing Rights - Summary of Servicing Asset at Amortized Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Transfers and Servicing [Abstract]
Balance at beginning of period	$ 1,065	$ 0
Servicing rights retained from loans sold	245	1,597
Amortization	(227)	(532)
Valuation Allowance Provision	0	0
Balance at end of period	1,083	1,065
Fair value, end of period	$ 1,398	$ 1,252